Deposits and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Deposits and Current Assets, Net [Abstract]
Schedule of Deposits and Other Assets, Net

Deposits and other assets, net consist of the following:

	As of December 31,
	2025	2024
Deposits	$95,252	$18,593
Prepayments	255,578	11,249
	350,830	29,842
Less: amount classified as non-current assets (Note a)	(39,019)	(18,593)
Amount classified as current assets (Note b)	$311,811	$11,249
(a)	The amount represents the security deposit related to the lease disclosed in Note 7 which expected to be utilized or recovered after 12 months.

(b)	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.